INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16.  INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

As of
December 31
, 2018 and 2017, Arauco has not carried out any contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership interest in Unilin Arauco Pisos Laminados Ltda., a Brazilian company, and in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to cellulose plants in Chile. There is a contractual agreement with these companies whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements
, which
qualify as joint operations:

	12-31-2018		12-31-2017
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	220,699	204,455	202,669	186,626
Non-current	2,044,534	441,010	2,076,255	586,034
Equity	-	1,619,768	-	1,506,264
Total Joint Arrangement	2,265,233	2,265,233	2,278,924	2,278,924
Investment	809,884		753,132

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	904,853	768,508
Expenses	(611,444)	(650,174)
Joint Arrangement Net Income (Loss)	293,409	118,334

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	23,528	1,668	33,012	22,582
Non-current	170,443	1,957	174,943	2,314
Equity	-	190,346	-	183,059
Total Joint Arrangement	193,971	193,971	207,955	207,955
Investment	95,173		91,530

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	25,642	15,113
Expenses	(19,748)	(9,926)
Joint Arrangement Net Income (Loss)	5,894	5,187

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	160,708	159,988	183,175	180,298
Non-current	638,832	8,282	612,187	7,948
Equity	-	631,270	-	607,116
Total Joint Arrangement	799,540	799,540	795,362	795,362
Investment	315,635		303,558

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	284,039	336,705
Expenses	(261,683)	(286,616)
Joint Arrangement Net Income (Loss)	22,356	50,089

	12-31-2018		12-31-2017
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	5,482	106,676	6,105	97,233
Non-current	472,539	27,863	483,884	43,180
Equity	-	343,482	-	349,576
Total Joint Arrangement	478,021	478,021	489,989	489,989
Investment	171,741		174,788

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	17,880	22,129
Expenses	(23,975)	(24,413)
Joint Arrangement Net Income (Loss)	(6,095)	(2,284)

The following tables set forth summarized financial information of the more significant interests in joint ventures:

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,165	3,591	7,270	4,461
Non-current	4,574	37	5,535	28
Equity	-	7,111	-	8,316
Total Joint Arrangement	10,739	10,739	12,805	12,805
Investment	3,556		4,158

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	16,984	17,910
Expenses	(16,881)	(18,736)
Joint Arrangement Net Income (Loss)	103	(826)
Other comprehensive income	-	-
Comprehensive income	103	(826)
Dividends	-	-

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	19,840	4,443	18,876	5,388
Non-current	32,363	5,078	32,040	5,054
Equity	-	42,682	-	40,474
Total Joint Arrangement	52,203	52,203	50,916	50,916
Investment	21,341		20,237

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	47,798	43,678
Expenses	(44,490)	(40,111)
Joint Arrangement Net Income (Loss)	3,308	3,567
Other comprehensive income	-	-
Comprehensive income	3,308	3,567
Dividends	550	-

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	272,030	221,393	265,578	235,676
Non-current	655,856	351,397	664,689	323,770
Equity	-	355,096	-	370,821
Total Joint Arrangement	927,886	927,886	930,267	930,267
Net assets	146,762		151,920
Net asset adjustment (Goodwill)	30,786		33,491
Investment	177,548		185,411

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	1,057,535	976,936
Expenses	(1,032,435)	(954,979)
Joint Arrangement Net Income (Loss)	25,100	21,957
Other comprehensive income	-	-
Comprehensive income	25,100	21,957
Dividends	7,480	-